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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23065

Ramius Archview Credit and
Distressed Feeder Fund

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(Exact name of registrant as specified in charter)

599 Lexington Avenue, 19th Floor
New York, New York 10022

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(Address of principal executive offices) ( Zip code)

Michael Benwitt
Ramius Advisors, LLC
New York, New York 10022
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(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 672-6487

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016* – June 30, 2016

*The registrant's's inception date is January 1, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2016 with respect to which the registrant was entitled to vote. The Ramius Archview Credit and Distressed Feeder Fund (the "Fund") invests substantially all of its assets into the Ramius Archview Credit and Distressed Fund (the "Master Fund"). Please see the Form N-PX filed by the Master Fund for a summary of the Master Fund's proxy voting record during the period ended June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius Archview Credit and Distressed Feeder Fund

By (Signature and Title)*	/s/ Bradley Sussman
Bradley Sussman, President and Principal Executive Officer

Date	August 25, 2016